Document And Entity Information	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity Registrant Name	Kirkland's, Inc.
Entity Central Index Key	0001056285
Entity Emerging Growth Company	false
Securities Act File Number	000-49885
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1287151
Entity Address, Address Line One	5310 Maryland Way
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	872-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KIRK
Security Exchange Name	NASDAQ